Reinsurance (tables)	12 Months Ended
Dec. 31, 2016
Reinsurance disclosure
Summary of reinsurance financial data [Table Text Block]

(for the year ended December 31, in millions)	2016	2015	2014
Written premiums
Direct	$25,567	$24,939	$24,844
Assumed	928	843	788
Ceded	(1,537)	(1,661)	(1,728)
Total net written premiums	$24,958	$24,121	$23,904

Earned premiums
Direct	$25,262	$24,740	$24,810
Assumed	875	814	743
Ceded	(1,603)	(1,680)	(1,840)
Total net earned premiums	$24,534	$23,874	$23,713
Percentage of assumed earned premiums to net earned premiums	3.6%	3.4%	3.1%

Ceded claims and claim adjustment expenses incurred	$762	$1,034	$953

Reinsurance recoverables [Table Text Block]

(at December 31, in millions)	2016	2015
Gross reinsurance recoverables on paid and unpaid claims and claim adjustment expenses	$3,181	$3,848
Allowance for uncollectible reinsurance	(116)	(157)
Net reinsurance recoverables	3,065	3,691
Mandatory pools and associations	2,054	2,015
Structured settlements	3,168	3,204
Total reinsurance recoverables	$8,287	$8,910